Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Series Fund Inc
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2024